STOCK/UNITS (Details Narrative) - Greens Natural Foods, Inc. [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued	2,000	2,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	2,200	2,200